Net revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233
P E [Member]
IfrsStatementLineItems [Line Items]
Net revenues	965,501	833,918	654,216
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenues	654,337	601,041	559,786
United States [Member]
IfrsStatementLineItems [Line Items]
Net revenues	233,387	166,904	168,965
Singapore [Member]
IfrsStatementLineItems [Line Items]
Net revenues	208,650	234,846	229,278
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Net revenues	136,132	224,292	209,312
South Korea [Member]
IfrsStatementLineItems [Line Items]
Net revenues	99,208	60,423	39,985
Chile [Member]
IfrsStatementLineItems [Line Items]
Net revenues	94,785	78,215	83,459
United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Net revenues	85,203	62,589	14,815
Argentina [Member]
IfrsStatementLineItems [Line Items]
Net revenues	79,698	81,503	94,144
Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Net revenues	66,523	71,285	78,474
Austria [Member]
IfrsStatementLineItems [Line Items]
Net revenues	47,390	42,758	47,919
Taiwan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	39,045	30,455	26,901
Colombia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	38,570	31,209	36,066
South Africa [Member]
IfrsStatementLineItems [Line Items]
Net revenues	36,462	39,446	41,350
Turkey [Member]
IfrsStatementLineItems [Line Items]
Net revenues	30,877	20,593	26,606
Germany [Member]
IfrsStatementLineItems [Line Items]
Net revenues	20,983	23,222	16,274
Belgium [Member]
IfrsStatementLineItems [Line Items]
Net revenues	19,782	9,011	19,824
Ecuador [Member]
IfrsStatementLineItems [Line Items]
Net revenues	14,515	11,088	14,554
China [Member]
IfrsStatementLineItems [Line Items]
Net revenues	13,114	7,570	65,910
France [Member]
IfrsStatementLineItems [Line Items]
Net revenues	11,989	3,395	7,129
Sweden [Member]
IfrsStatementLineItems [Line Items]
Net revenues	11,821	842
Japan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	11,248	39,712	32,054
Netherlands [Member]
IfrsStatementLineItems [Line Items]
Net revenues	9,055	5,457	16,045
Vietnam [Member]
IfrsStatementLineItems [Line Items]
Net revenues	9,010	18,724	5,006
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 64,770	$ 67,983	$ 85,161